Segment information	12 Months Ended
Jun. 30, 2018
Segment information
Segment information

4 Segment information

        The principal activity of the Group is the operation of a professional football club. All of the activities of the Group support the operation of the football club and the success of the first team is critical to the ongoing development of the Group. Consequently the Chief Operating Decision Maker regards the Group as operating in one material segment, being the operation of a professional football club.

        All revenue derives from the Group's principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	2018 £'000	2017 £'000	2016 £'000
Commercial	276,099	275,471	268,318
Broadcasting	204,137	194,098	140,440
Matchday	109,786	111,635	106,587

	590,022	581,204	515,345

        Revenue derived from entities accounting for more than 10% of revenue in either 2018, 2017 or 2016 were as follows:

	2018 £'000	2017 £'000	2016 £'000
Premier League	155,932	147,875	99,767
adidas	79,015	79,214	72,746
General Motors (Chevrolet)	<10%	59,396	58,896

        All non-current assets, other than US deferred tax assets, are held within the United Kingdom.